Trade payables (Tables)	12 Months Ended
Mar. 31, 2023
Trade and other payables [abstract]
Summary of Trade payables

	As at March 31,
	2022	2023	2023
	(INR)	(INR)	(USD)
Current
Trade payables	5,609	6,118	74
Total	5,609	6,118	74